Equity - Narrative (Details)				12 Months Ended
	Feb. 23, 2021 USD ($) $ / shares shares	Nov. 27, 2020 USD ($) $ / shares shares	Nov. 13, 2018 USD ($)	Dec. 31, 2020 USD ($) shares plan $ / shares	Dec. 31, 2019 USD ($) shares	Sep. 29, 2020 shares	Mar. 31, 2020 shares	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Gross proceeds from offering				$ 694,608,000
Net proceeds				$ 694,608,000
Options exercised (in shares) | shares				1,693,466	2,234,997
Proceeds from exercise of options				$ 4,438,000	$ 4,624,000
Options granted (in shares) | shares				1,834,919	1,317,521
Weighted average fair value, share options granted (usd per share)				$ 5.49	$ 1.40
Options outstanding (in shares) | shares				4,149,639	4,116,149			5,133,461
Shares to be issued (in shares) | shares				17,877,028	13,700,924
Compensation expense				$ 6,228,000	$ 3,391,000
Share-based compensation (note 20)				6,237,000	3,561,000
Purchase of treasury shares					$ 0
Gross proceeds				$ 694,608,000
First ATM Program
Disclosure of classes of share capital [line items]
Sale of stock authorized amount (in shares) | shares							75,000,000
Number of shares issued (in shares) | shares				8,197,625
Price per share (usd per share) | $ / shares				$ 8.13
Gross proceeds from offering				$ 66,673,000
Gross proceeds				$ 66,673,000
Second ATM Program
Disclosure of classes of share capital [line items]
Sale of stock authorized amount (in shares) | shares						250,000,000
Number of shares issued (in shares) | shares				16,450,623
Price per share (usd per share) | $ / shares				$ 15.20
Gross proceeds from offering				$ 250,000,000
Gross proceeds				$ 250,000,000
Both ATM Programs
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares				24,648,248
Price per share (usd per share) | $ / shares				$ 12.85
Gross proceeds from offering			$ 316,673,000	$ 316,673,000,000
Net proceeds			308,826,000	308,826,000
Gross proceeds			316,673,000	$ 316,673,000,000
Bought Deal Offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares		20,909,300		20,909,300
Price per share (usd per share) | $ / shares		$ 19.25		$ 19.25
Gross proceeds from offering		$ 402,504,000	402,504,000
Net proceeds			385,782,000	$ 385,782,000
Gross proceeds		$ 402,504,000	$ 402,504,000
Bought Deal Offering | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares	14,870,000
Price per share (usd per share) | $ / shares	$ 37.00
Gross proceeds from offering	$ 550,190,000
Gross proceeds	$ 550,190,000
Common shares
Disclosure of classes of share capital [line items]
Options exercised (in shares) | shares				1,693,466	2,234,997
Proceeds from exercise of options				$ 4,438,000	$ 4,624,000
Stock Option
Disclosure of classes of share capital [line items]
Award term (years)				7 years
Award vesting percentage				33.33333%
Award vesting period (years)				3 years
Compensation expense				$ 4,482,000	1,839,000
DSUs
Disclosure of classes of share capital [line items]
Number of common shares each unit is redeemable for (in shares) | shares				1
Compensation expense				$ 314,000	$ 281,000
Number of shares granted (in shares) | shares				23,809	64,165
Exercised (in shares) | shares				15,156	0
Share-based compensation (note 20)				$ 64,000	$ 0
Common shares issued (in shares) | shares				7,608	0
Outstanding (in shares) | shares				820,031	811,378			747,213
Granted (in shares) | shares				23,809	64,165
RSUs
Disclosure of classes of share capital [line items]
Options exercised (in shares) | shares				305,229	387,686
Number of common shares each unit is redeemable for (in shares) | shares				1
Compensation expense				$ 1,432,000	$ 1,271,000
Exercised (in shares) | shares				593,025	730,536
Share-based compensation (note 20)				$ 3,023,000	$ 1,034,000
Outstanding (in shares) | shares				1,129,946	1,305,265			1,778,192
Number of plans | plan				2
Purchase of treasury shares				$ 0
Granted (in shares) | shares				334,758	449,625